Shareholder Report, Average Annual Return (Details) 74200176000_Putnam Ultra Short MAC Series_Single Class_TSR Annual {Single Class}	12 Months Ended	38 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
Putnam Ultra Short MAC Series [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Ultra Short MAC Series
Average Annual Return, Percent	4.41%	5.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	3.61%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	3.94%	4.72%